Commitments: (Tables)	12 Months Ended
Dec. 31, 2018
Commitments:
Schedule of estimated minimum rental commitments	As of December 31, 2018, our estimated minimum rental commitments are as follows:

(dollars in thousands)
2019	$3,730
2020	1,413
2021	798
2022	608
2023	386
Thereafter	1,157

Schedule of estimated minimum long-term commitments

As of December 31, 2018, our estimated commitments are as follows:

	(dollars in thousands)
			Gas	Maintenance	Asset Retirement
	Coal	Nuclear Fuel	Transportation	Agreements	Obligations
2019	$22,065	$49,100	$64,497	$29,510	$8,664
2020	7,091	27,500	63,260	53,911	11,274
2021	2,348	30,300	62,737	14,461	11,215
2022	—	25,400	53,796	14,929	11,200
2023	—	18,400	47,513	3,330	37,743
Thereafter	—	35,100	848,609	281,938	3,536,362